Convertible debentures (Details 2) Share data in Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Mar. 31, 2012 USD ($)	Dec. 31, 2011 6.5% Debentures due 2014 CAD	Dec. 31, 2010 6.5% Debentures due 2014 CAD	Dec. 31, 2011 6.5% Debentures due 2014 USD ($)	Dec. 31, 2009 6.5% Debentures due 2014	Dec. 31, 2009 6.25% Debentures due 2017 CAD	Dec. 31, 2011 6.25% Debentures due 2017 CAD	Dec. 31, 2010 6.25% Debentures due 2017 CAD	Dec. 31, 2011 6.25% Debentures due 2017 USD ($)	Dec. 17, 2009 6.25% Debentures due 2017	Oct. 31, 2010 5.6% Debentures due 2017 CAD	Dec. 31, 2010 5.6% Debentures due 2017 CAD	Dec. 31, 2011 5.6% Debentures due 2017 USD ($)	Dec. 31, 2011 5.6% Debentures due 2017 CAD	Oct. 20, 2010 5.6% Debentures due 2017
Movement in convertible debentures
Balance at the beginning of the period	$ 220,616,000	219,425,000	$ 146,250,000			$ 193,269,000	55,801,000	60,000,000	$ 44,103,000			83,124,000	86,250,000	$ 66,306,000				$ 79,154,000	80,500,000
Principal amount converted to equity	26,357,000	(26,639,000)	7,147,000	(7,325,000)			(10,948,000)	(4,199,000)				(15,691,000)	(3,126,000)
Issuance of 5.6% Debentures			80,500,000	80,500,000							86,300,000					80,500,000	80,500,000
Balance at the end of the period	189,563,000		220,616,000	219,425,000		193,269,000	44,853,000	55,801,000	44,103,000		86,250,000	67,433,000	83,124,000	66,306,000			80,500,000	79,154,000	80,500,000
Convertible debentures stated interest rate percentage										6.50%					6.25%					5.60%
Common shares issued on conversion during the year	2,089,885	2,089,885					882,893					1,206,992
Aggregate interest expenses		12,100,000		9,900,000	3,500,000